Commitments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments
Maximum amount of damages claimed by plaintiffs	¥ 9,360,000	¥ 44,985,000
Restricted cash reserved in escrow account	¥ 5,102,000
Bottom of Range [Member]
Commitments
Lease term	3 years
Top of Range [Member]
Commitments
Lease term	9 years